Activities of Orange Bank - Debt securities - At fair value through other comprehensive income (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Categories of financial assets [abstract]
Financial assets at beginning of period	€ 4,357
Financial assets at end of period	3,361	€ 4,357
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member]
Categories of financial assets [abstract]
Financial assets at beginning of period	656
Financial assets at end of period	650	656
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Financial assets at beginning of period	656	925
Acquisitions	110	165
Repayments and disposals	(114)	(442)
Changes in fair value	(2)	9
Other items	(1)	(1)
Financial assets at end of period	€ 650	€ 656